Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring And Related Activities [Abstract]
Summary of Restructuring Charges and Related Reserves

The following table summarizes the details of the Company’s restructuring charges and related reserves:

	Workforce Reduction	Lease Obligation	Total

Charges	$1,272	$30	$1,302
Cash payments	(760)	(9)	(769)
Balance of provision as at December 31, 2015	512	21	533
Charges	-	-	-
Cash payments	(512)	(21)	(533)
Balance of provision as at December 31, 2016	$-	$-	$-